Commitments and Contingencies - Summary of the issuance of real estate collateral trust and beneficiary certificates of the Group (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2022 KRW (₩)
LOTTE Engineering Construction [Member]
Disclosure Of Real Estate Collateral Trust And Beneficiary Certificates Of The Group [Line Items]
Construction contract amount	₩ 614,101